Schedule of Fair Value of the Covid Asset Option (Details) $ / shares in Thousands	12 Months Ended
Dec. 31, 2022 $ / shares
Measurement Input Price Underlying Asset Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	2,812
Measurement Input Price Strike Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	3,960
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	0.90
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	0.0468
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	0
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Term	8 months 15 days